Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Commitments and Contingencies
38.	Commitments and Contingencies

(a)	Contingent liabilities
Contingent liabilities may develop in a way not initially expected. Therefore, management continuously assesses contingent liabilities to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements of the period in which the change in probability occurs (except in the extremely rare circumstances where no reliable estimate can be made).
Management makes estimates and assumptions that affect disclosures of commitments and contingencies. All estimates and assumptions are based on the evaluation of current circumstances and appraisals with the supports of internal specialists or external consultants.
Management regularly analyzes current information about these matters and provides for probable contingent losses including the estimate of legal expense to resolve the matters. Internal and external lawyers are used for these assessments. In making the decision regarding the need for a provision, management considers whether the Company has an obligation as a result of a past event, whether it is probable that an outflow of cash or other resources embodying economic benefits will be required to settle the obligation and the ability to make a reliable estimate of the amount of the obligation.

(b)	Details of guarantees
Contingent liabilities on outstanding guarantees and others provided by the Company as of December 31, 2020 are as follows.

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO	POSCO Asia Co., Ltd.	Credit Agricole and others	USD	100,000,000	108,800	100,000,000	108,800
	POSCO-VIETNAM Co., Ltd.	SMBC and others	USD	156,000,000	169,728	156,000,000	169,728
	POSCO MEXICO S.A. DE C.V.	BOA and others	USD	120,000,000	130,560	120,000,000	130,560
	POSCO COATED STEEL (THAILAND) CO., LTD.	SMBC and others	THB	5,501,000,000	199,908	5,501,000,000	199,908
	POSCO Maharashtra Steel Private Limited	SMBC and others	USD	139,784,000	152,085	139,784,000	152,085
	PT. KRAKATAU POSCO	Export-Import Bank of Korea and others	USD	1,350,300,000	1,469,126	783,740,291	852,710
	POSCO ASSAN TST STEEL INDUSTRY	SOCIETE GENERALE and others	USD	146,527,500	159,422	131,874,750	143,479
POSCO INTERNATIONAL Corporation	POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.)	Export-Import Bank of Korea and others	USD	186,625,000	203,048	178,750,000	194,480
	POSCO INTERNATIONAL POWER (PNGLAE) LIMITED	KDB bank	USD	43,117,404	46,912	33,167,234	36,086
	GOLDEN LACE POSCO INTERNATIONAL CO., LTD.	Shinhan Bank and others	USD	11,000,000	11,968	11,000,000	11,968
	PT. Bio Inti Agrindo	Export-Import Bank of Korea and others	USD	148,476,103	161,542	146,341,912	159,220
	POSCO ASSAN TST STEEL INDUSTRY	ING	USD	14,652,750	15,942	14,652,750	15,942
	POSCO INTERNATIONAL AMERICA Corp.
	POSCO INTERNATIONAL SINGAPORE Pte. Ltd..
	POSCO INTERNATIONAL MEXICO S.A. de C.V.
	POSCO INTERNATIONAL Japan Corp.	Bank Mendes Gans	USD	50,000,000	54,400	29,545,000	32,145
	POSCO INTERNATIONAL Malaysia SDN BHD
	POSCO INTERNATIONAL Deutschland GmbH
	POSCO INTERNATIONAL Italia S.R.L.
	GRAIN TERMINAL HOLDING PTE. LTD.	Export-Import Bank of Korea and others	USD	27,000,000	29,376	27,000,000	29,376
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO E&C Vietnam Co., Ltd.	POSCO Asia Co., Ltd. and others	USD	42,000,000	45,696	42,000,000	45,696
	Songdo Posco family Housing	Shinyoung securities	KRW	20,000	20,000	20,000	20,000
	JB CLARK HILLS	KOREA INVESTMENT& SECURITIES Co., Ltd.	KRW	60,000	60,000	60,000	60,000
	PT.POSCO E&C INDONESIA	POSCO Asia Co., Ltd. and others	USD	25,900,000	28,179	25,900,000	28,179
POSCO ICT	PT.POSCO ICT INDONESIA	POSCO Asia Co., Ltd. and others	USD	1,500,000	1,632	900,000	979
POSCO CHEMICAL CO., LTD	PT.Krakatau Posco Chemical Calcination (formerly, PT.Krakatau Posco Chemtech Calcination)	POSCO Asia Co., Ltd. and others	USD	15,200,000	16,538	10,000,000	10,880
POSCO COATED & COLOR STEEL Co., Ltd.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd.	USD	13,986,947	15,218	13,986,947	15,218
POSCO ENERGY CO., LTD	PT. KRAKATAU POSCO ENERGY	POSCO Asia Co., Ltd. and others	USD	88,903,407	96,727	88,903,407	96,727
POSCO Asia Co., Ltd.	POSCO America Corporation	SMBC	USD	70,000,000	76,160	70,000,000	76,160
POSCO America Corporation	POSCO AMERICA COMERCIALIZADORA S DE RL DE CV	Bank of America N.A.	USD	37,400,000	40,691	37,400,000	40,691
[Associates and joint ventures]
POSCO	CSP—Compania Siderurgica do Pecem	Export-Import Bank of Korea and others	USD	420,000,000	456,961	370,715,701	403,340
		BNDES	BRL	464,060,000	97,207	464,060,000	97,207
	LLP POSUK Titanium	SMBC	USD	13,500,000	14,688	13,500,000	14,688
	Nickel Mining Company SAS	SMBC	EUR	46,000,000	61,559	46,000,000	61,559
POSCO INTERNATIONAL Corporation	GLOBAL KOMSCO Daewoo LLC	Hana Bank	USD	8,225,000	8,949	7,700,000	8,378
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	New Songdo International City Development, LLC	Others	KRW	686,000	686,000	637,200	637,200
	POHANG E&E Coi., LTD	Heungkuk Life Insurance Co., Ltd.	KRW	71,930	71,930	59,425	59,425
	UITrans LRT Co., Ltd.	Kookmin Bank and others	KRW	125,845	125,845	98,284	98,284
	RPSD	Plan-up Sinsajeilcha Co., Ltd	KRW	45,000	45,000	37,000	37,000
	Metropolitan Outer Ring Expressway Co., ltd	Woori Bank and others	KRW	275,989	275,989	14,486	14,486
	Pureun Tongyeong Enviro Co., Ltd.	KDB Bank and others	KRW	22,714	22,714	15,062	15,062
	Pure Gimpo.Co.,Ltd	KDB Bank and others	KRW	44,740	44,740	31,036	31,036
	Clean Iksan Co.,Ltd	SAMSUNG FIRE & MARINE INSURANCE CO.,LTD and others	KRW	44,054	44,054	29,730	29,730
	NEXTRAIN Co., Ltd	Kookmin Bank and others	KRW	634,752	634,752	9,600	9,600
	Chun-cheon Energy Co., Ltd.	Kookmin Bank and others	KRW	149,200	149,200	145,300	145,300
POSCO ICT	UITrans LRT Co., Ltd.	Kookmin Bank	KRW	50,249	50,249	39,820	39,820
	Hyochun Co., Ltd.	Kyobo Securities	KRW	10,325	10,325	10,325	10,325
	Shinahn wind power generation	NH INVESTMENT & SECURITIES CO.,LTD. and others	KRW	17,860	17,860	17,124	17,124
	Metropolitan Outer Ring Expressway Co., Ltd	Woori Bank	KRW	24,920	24,920	1,308	1,308
	Western Inland highway CO.,LTD.	Kookmin Bank	KRW	47,348	47,348	—	—
POSCO CHEMICAL CO., LTD	KRAKATAU POS-CHEM DONG-SUH CHEMICAL	Hana Bank	USD	1,140,000	1,240	31,667	34
[Others]
POSCO INTERNATIONAL Corporation	SHERRITT INTERNATIONAL CORP.	Export-Import Bank of Korea	USD	21,818,182	23,738	3,019,552	3,285
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Ecocity CO.,LTD and others	Kookmin Bank and others	KRW	4,236,319	4,236,319	2,284,596	2,284,596
POSCO ICT	BLT Enterprise and others	Hana Bank and others	KRW	192,847	192,847	116,106	116,106
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment (NSW Government) and others	Woori Bank and others	AUD	11,637,271	9,735	11,637,271	9,735
PT. Bio lnti Agrindo	KSU Mandob	Bank Muamalat	IDR	80,000,000,000	6,192	80,000,000,000	6,192
POSCO Maharashtra Steel Private Limited	MAHARASHTRA STATE ELECTRICITY and others	HSBC and others	INR	188,156,806	2,796	188,156,806	2,796

			USD	3,253,056,293	3,539,326	2,555,913,211	2,780,834
			KRW	6,760,092	6,760,092	3,626,402	3,626,402
			IDR	80,000,000,000	6,192	80,000,000,000	6,192
			INR	188,156,806	2,796	188,156,806	2,796
			THB	5,501,000,000	199,908	5,501,000,000	199,908
			EUR	46,000,000	61,559	46,000,000	61,559
			AUD	11,637,271	9,735	11,637,271	9,735
			BRL	464,060,000	97,207	464,060,000	97,207

(c)	Other commitments
Details of other commitments of the Company as of December 31, 2020 are as follows:

Description
POSCO
POSCO entered into long-term contracts to purchase iron ore, coal, nickel and others. The contracts of iron ore and coal generally have terms of more than three years and the contracts of nickel have terms of more than one year. These contracts provide for periodic price adjustments based on the market price. As of December 31, 2020, 57 million tons of iron ore and 10 million tons of coal remained to be purchased under such long-term contracts.

POSCO entered into an agreement with Tangguh Liquefied Natural Gas (LNG) Consortium in Indonesia to purchase 550 thousand tons of LNG annually for 20 years commencing in August 2005. The purchase price is subject to change, based on changes of the monthly standard oil price (JCC) and with a price ceiling.

POSCO has long-term service contracts for the transportation of raw materials. As of December 31, 2020, there are 38 vessels under contracts, and the average remaining contract period is about 9 years.

As of December 31, 2020, POSCO entered into a commitment with KOREA ENERGY AGENCY for long-term foreign currency borrowings, which are limited up to the amount of USD 4.12 million. The borrowing is related to the exploration of gas hydrates in Western Fergana-Chinabad. The repayment of the borrowings depends on the success of the projects. POSCO is not liable for the repayment in full or in part of the amount borrowed if the respective projects fail. POSCO has agreed to pay a certain portion of its profits under certain conditions, as defined by the borrowing agreements. As of December 31, 2020, the ending balance of the borrowing amounts to USD 1.02 million.

POSCO has provided a supplemental funding agreement, as the largest shareholder, as requested from the creditors, including Norddeutsche Landesbank, for seamless funding to POSCO ENERGY Co., LTD., a subsidiary of the Company, under construction of new power plant.

POSCO provides a
￦
9.8 billion fund supplement agreement for Busan E&E Co., LTD. a subsidiary of our company, at the request of creditors, including the Korea Development Bank.

POSCO INTERNATIONAL Corporation
POSCO INTERNATIONAL Corporation operates a
ship-to-ship
business in which ships are chartered from ship’s owners and leased out to shippers. The Company has entered into a ship purchase agreement with the ship owners and the shippers, which obliges the shippers to pay the agreed amount either at the end of the contract terms or at the agreed termination and to take over the ownership of the vessel from the ship owners. Only if the shipper fails to fulfill its obligation including payment obligation for the purchase of the vessel, the Company is obliged to take over the ship based on the condition that the shipper’s contractual obligations and rights are transferred to the Company. As of December 30, 2021, the amount which is exposed to the ship purchase agreements entered into is USD 208 million.

The Company invested in the Ambatovy Nickel Project (DMSA/AMSA) in Madagascar through the Korea Ambatovy Consortium (KAC) formed with Korea Mineral Resources Corporation (KORES) and STX Corporation. SHERRITT INTERNATIONAL CORP., the operator, transferred a portion of the project’s interests to Sumitomo and AHL (Ambatovy Holdings Limited) in November 2017, and transferred the remaining interests of the project to Sumitomo and AHL2 (Ambatovy Holdins II Limited) in August 2020. KAC has the rights and obligations to the 15.5% stake held by AHL and AHL2.

POSCO ENGINEERING & CONSTRUCTION CO., LTD.
As of December 31, 2020, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has foreign currency guarantee of up to USD 2,495 million and uses USD 830 million with Woori Bank and others.

As of December 31, 2020, the out standing balance of loans related to major liability compliance agreements is
￦
165 billion from development of Pangyo the First Park Project. If the responsibility is not fulfilled, the obligation is to compensate for damages of principal and interest. In addition, according to the project agreements related to redevelopment and reconstruction projects, the Company has an agreement to compensate the Korea Housing and Urban Guarantee Corporation for damages of principal and interest amounting to
￦
1,249,107 million(limited to
￦
2,396,320 million). Futhermore, the Company provides agreements of construction completion (compensation for non-performance)
in connection with a number of implementation and union business projects.

POSCO ICT
As of December 31, 2020, the company is provided with a guarantee of
￦
134,170 million and
￦
8,324 million and
￦
305 million, respectively, from the Software credit union and the Seoul guarantee insurance company and Engineering credit union.

In connection with 5 projects, including the construction of the Hanam Smart Building, the company is responsible for fulfilling its obligations. If the responsibility is not fulfilled, the Company is liable for damages of principal and interest of lenders (financial institutions that lend to the developer). Outstanding loans related to the liability compliance agreement are worth
￦
298.4 billion (loan ceiling
￦
352.9 billion) as of December 31, 2020. The company has the right to request the trustee to sell the trust property in the event of a certain reason in the trust contract, such as repaying the liability to the lenders.

(d)	Litigation in progress

1)	Request for Arbitration of NSC Investment and TGC
In March 2019, NSC Investment and TGC(“Applicant”), a former joint venture partner of POSCO ENGINEERING & CONSTRUCTION CO., LTD., in connection with the Songdo International City Development Project in Incheon, filed an arbitration (mediation price: approximately USD 2 billion) for alleged violations of contract by POSCO ENGINEERING & CONSTRUCTION CO., LTD. As of December 31, 2020, the Company has determined that the applicant’s claim is without merit, and did not recognize a provision.

2)	Other litigations
As of December 31, 2020, litigations in progress that POSCO and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Descrioption
POSCO	30	KRW	48,719	48,719	Lawsuit on claim for employee right and others(*1)
	1	BRL	72,774	15,244	Lawsuit on claim for payment for goods
	1	CAD	79,000	67,411	Lawsuit on claim for damages
	2	INR	4,469,396	66,415	Lawsuit on claim for payment on guarantees and others(*1)
	5	KRW	25,092	25,092	Litigation for confirmation of deposit bond and others
	4	USD	22,966	24,987	Lawsuit on claim for damages and others
	1	PKR	124,775	846	Lawsuit on claim for damages
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	105	KRW	470,021	470,021	Lawsuit on claim for damages and others(*1)
POSCO ICT	2	BRL	7,965	1,668	Lawsuit on claim for damage(*1)
	7	KRW	4,938	4,938	Lawsuit on claim for damages and others(*1)
POSCO A&C	8	KRW	8,668	8,668	Lawsuit on claim for payment on construction and others(*1)
POSCO ENERGY CO., LTD.	4	KRW	11,940	11,940	Lawsuit on claim for damages and others
	2	USD	400,000	435,200	Lawsuit on claim for damages
POSCO E&C CHINA CO., LTD.	4	CNY	43,163	7,206	Lawsuit over contract dispute and others(*1)
POSCO O&M Co., Ltd.	2	KRW	1,080	1,080	Lawsuit on claim for damages
POSCO ENGINEERING (THAILAND) CO., LTD.	2	THB	187,648	6,819	Lawsuit on claim for payment on construction and others
	1	USD	221	241	Lawsuit on claim for payment on construction
eNtoB Corporation	2	KRW	31	31	Lawsuit on claim for damages
POSCO E&C Vietnam Co., Ltd.	1	USD	211	229	Lawsuit on claim for payment on construction
	1	VND	90,158,406	4,246	Lawsuit on claim for payment on construction
Pos-Sea Pte Ltd	2	USD	15,900	17,299	Lawsuit over contract dispute
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	6	TRY	307	45	Lawsuit over industrial accidents and others(*1)
POSCO India Steel Distribution Center Private Ltd.	1	INR	223,795	3,326	Lawsuit on claim for tax restitution
Brazil Sao Paulo Steel Processing Center	4	BRL	3,844	805	Lawsuit on claim for labor and others
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	85	BRL	147,667	30,932	Lawsuit on claim for payment on construction and others(*1)
POSCO ASSAN TST STEEL INDUSTRY	1	USD	325	353	Lawsuit on compensation(*1)
POSCO TMC INDIA PRIVATE LIMITED	2	INR	—	—	Lawsuit on claim for employee laid-off
POSCO America Corporation	1	USD	—	—	Lawsuit on claim for labor
POSCO Center Beijing	1	CNY	741	124	Lawsuit on claim for Deposit Return
POSCO INDIA PROCESSING	1	INR	54,420	809	Lawsuit on claim for damages
POSCO-India Pune Processing	1	INR	2,197,800	32,659	Lawsuit over contract dispute
POSCO CHEMCAL CO., LTD	1	KRW	15,383	15,383	Calculation of stock purchase value
POSCO M-TECH	2	KRW	101	101	Lawsuit on claim for damages
POSCO Engineering and Construction India Private Limited	2	INR	522,800	7,769	Lawsuit on claim for payment
POSCO INTERNATIONAL AMERICA Corp.	2	USD	12,106	13,171	Lawsuit on claim for damages
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	1	KRW	3,305	3,305	Lawsuit on claim for payment
POSCO Thainox Public Company Limited	1	KRW	3,506	127	Lawsuit on invalidation of a check
POSCO SPS CORPORATION	1	KRW	3,229	3,229	Lawsuit on claim for damages

(*1)
The Company made a reliable estimate in 85 lawsuits by considering the possibility and amount of expected outflow of resources and recognized
￦
59,211 million as provision for legal contingencies and claims.

For all the other lawsuits and claims, management does not believe the Company has any present obligations and therefore, the Company has not recognized any provisions as of December 31, 2020 for the matters.

(e)	Other contingent circumstances
Other major contingencies for the Company as of December 31, 2020 are as follows:

Company	Description
POSCO	POSCO has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.

POSCO INTERNATIONAL Corporation	As of December 31, 2020, POSCO INTERNATIONAL Corporation has provided 30 blank promissory notes and 17 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.

POSCO ENGINEERING & CONSTRUCTION CO., LTD.	As of December 31, 2020, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 32 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of
￦
6,066,568 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.

POSCO ICT	As of December 31, 2020, POSCO ICT has provided 6 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.